The Hartford Mutual Funds, Inc.

690 Lee Road

Wayne, Pennsylvania 19087

December 15, 2023

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  The Hartford Mutual Funds, Inc. (the “Registrant”) (SEC File Nos. 333-02381 and 811-07589)

Dear Sir or Madam:

Included herewith for filing on behalf of the Registrant, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 181 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with changes to the name, investment objective, principal investment strategy, principal risks, and portfolio management team of The Hartford Floating Rate High Income Fund (“Floating Rate High Income Fund”), a series of the Registrant. The changes to the Floating Rate High Income Fund are scheduled to take effect on March 1, 2024, and shareholders were notified of the changes via a prospectus supplement dated December 6, 2023.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its staff (the “Staff”) limited to the changes discussed above because additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment No. 179 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A dated February 28, 2023. The Registrant believes that no other area of the Amendment warrants particular attention. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2024. No fee is required in connection with this filing. Please contact me at (610) 386-4077 or lisa.zeises@hartfordfunds.com with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Lisa D.Zeises
Lisa D. Zeises
Assistant Secretary

cc:	John V. O’Hanlon
Alexander C. Karampatsos